Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Reconciliation of changes in property, plant and equipment

					Assets in
		Land and	Plant and equipment		course of
		buildings	Instruments[1]	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2024		795	1,844	1,433	170	4,242
Exchange adjustment		(15)	(61)	(18)	–	(94)
Additions		28	225	35	53	341
Disposals		(25)	(84)	(69)	(7)	(185)
Impairment		–	–	–	(12)	(12)
Transfers		6	–	68	(82)	(8)
At 31 December 2024		789	1,924	1,449	122	4,284
Exchange adjustment		28	84	42	6	160
Additions		44	211	29	131	415
Disposals		(91)	(96)	(93)	(5)	(285)
Impairment		–	–	(12)	2	(10)
Transfers		8	166	39	(49)	164
At 31 December 2025		778	2,289	1,454	207	4,728
Depreciation and impairment
At 1 January 2024		342	1,452	978	–	2,772
Exchange adjustment		(8)	(51)	(12)	–	(71)
Charge for the year		66	163	96	–	325
Impairment		(5)	–	2	–	(3)
Disposals		(24)	(73)	(64)	–	(161)
At 31 December 2024		371	1,491	1,000	–	2,862
Exchange adjustment		14	69	32	–	115
Charge for the year		59	177	99	–	335
Impairment		(12)	–	(9)	–	(21)
Disposals		(52)	(85)	(93)	–	(230)
Transfers		–	29	–	–	29
At 31 December 2025		380	1,681	1,029	–	3,090
Net book amounts
At 31 December 2025		398	608	425	207	1,638
At 31 December 2024		418	433	449	122	1,422

1 Instruments include $156m of assets not yet deployed, for which depreciation has not yet commenced.

Schedule of Group's right-of-use assets

	2025		2024
	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment
	$ million	$ million	$ million	$ million
Opening Balance	137	36	157	28
Exchange Adjustment	8	2	(5)	(1)
Additions	43	15	25	22
Depreciation charge in the year	(35)	(14)	(41)	(13)
Impairment	–	–	1	–
Net book value at 31 December	153	39	137	36